As filed with the Securities and Exchange Commission on May 27, 2009

1933 Act File No. 333-

1940 Act File No. 811-22269

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933    ☒

PRE-EFFECTIVE AMENDMENT NO.         ☐

POST-EFFECTIVE AMENDMENT NO.     ☐

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940    ☒

AMENDMENT NO. 3                                       ☒

(Check appropriate box or boxes)

EATON VANCE NATIONAL MUNICIPAL OPPORTUNITIES TRUST

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 482-8260

FREDERICK S. MARIUS

Two International Place, Boston, Massachusetts 02110

Name and Address (of Agent for Service)

Copies of Communications to:

Mark P. Goshko, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111	Thomas A. Hale Skadden, Arps, Slate, Meagher & Flom LLP 333 West Wacker Drive Chicago, Illinois 60606

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.    ☐

It is proposed that this filing will become effective (check appropriate box):

☐    when declared effective pursuant to Section 8(c)

☒    immediately upon filing pursuant to Rule 462(b). This registration statement is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the registration statement number of the earlier effective registration statement is 333-156948.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered (1)	Proposed Maximum Offering Price Per Unit (1)	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fees (1)(2)
Common Shares of Beneficial Interest, $0.01 par value	812,500	$20.00	$16,250,000	$906.75
(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.
(2)	Includes Shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.

EXPLANATORY NOTICE

This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933. The contents of the Registration Statement on Form N-2 relating to the same offering (File No. 333-156948), as declared effective on May 26, 2009, including the prospectus and statement of additional information included therein are incorporated herein by reference.

PART C

OTHER INFORMATION

ITEM 25.	FINANCIAL STATEMENTS AND EXHIBITS

(1)	FINANCIAL STATEMENTS:

Included in Part A:

Not applicable.

Included in Part B:

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities

Notes to Financial Statement

(2)	EXHIBITS:

(a)	(1) Agreement and Declaration of Trust dated January 26, 2009 is incorporated herein by reference to the Registrant’s initial Registration Statement on Form N-2 (File Nos. 333-156948 and 811-22269) as to the Registrant’s common shares of beneficial interest (“Common Shares”) filed with the Securities and Exchange Commission on January 26, 2009 (Accession No. 0000940394-09-000042) (“Initial Common Shares Registration Statement”).

(2)	Amendment to Declaration of Trust effective April 3, 2009 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Common Shares Registration Statement as filed with the Commission on April 21, 2009 (Accession No. 0001193125-09-083055) (“Pre-Effective Amendment No. 1”).

(b)	(1) By-Laws are incorporated herein by reference to the Registrant’s Initial Common Shares Registration Statement.

(2)	Amendment to By-Laws effective April 3, 2009 are incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1.

(c)	Not applicable.

(d)	Form of Specimen Certificate for Common Shares of Beneficial Interest are incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1.

(e)	Dividend Reinvestment Plan are incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1.

(f)	Not applicable.

(g)	Investment Advisory and Administrative Agreement dated April 16, 2009 filed herewith.

(h)	(1) Form of Underwriting Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Initial Common Shares Registration Statement as filed with the Commission on May 21, 2009 (Accession No. 0001193125-09-116876) (“Pre-Effective Amendment No. 2”).

(2)	Master Agreement Among Underwriters is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1.

(3)	Master Selected Dealers Agreement is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1.

(i)	The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the matter of Capital Exchange Fund, Inc., Release No. IC- 20671 (November 1, 1994).

(j)	(1) Master Custodian Agreement with State Street Bank & Trust Company April 16, 2009 is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1.

(2)	Extension Agreement dated August 31, 2005 to Master Custodian Agreement with State Street Bank & Trust Company (formally Investors Bank & Trust Company) filed as Exhibit (j)(2) to the Pre-Effective Amendment No. 2 of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (File Nos. 333-123961, 811-21745) filed with the Commission on September 26, 2005 (Accession No. 0000950135-05-005528) and incorporated herein by reference.

(3)	Delegation Agreement dated December 11, 2000, with State Street Bank & Trust Company (formally Investors Bank & Trust Company) filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-32267, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500126) and incorporated herein by reference.

(k)	(1) Transfer Agency and Services Agreement, as amended, dated April 16, 2009 is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1.

(2)	Organizational and Expense Reimbursement Agreement dated April 16, 2009 is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1.

(3)	Form of Shareholder Servicing Fee Agreement with UBS Securities LLC is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 2.

(4)	Form of Marketing and Structuring Fee Agreement with Morgan Stanley & Co. Incorporated is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 2.

(5)	Form of Structuring Fee Agreement with Citigroup Global Markets Inc. is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 2.

(6)	Form of Structuring Fee Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 2.

(7)	Form of Structuring Fee Agreement with Wachovia Capital Markets, LLC is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 2.

(8)	Form of Additional Compensation Agreement with qualifying underwriters is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 2.

(l)	(1) Opinion and Consent of K&L Gates LLP as to Registrant’s Common Shares is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 2.

(2)	Opinion and Consent of K&L Gates LLP as to Registrant’s Common Shares filed herewith.

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 2.

(o)	Not applicable.

(p)	Letter Agreement with Eaton Vance Management dated April 14, 2009 is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1.

(q)	Not applicable.

(r)	Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised October 1, 2008 filed as Exhibit (p)(1) to the Post-Effective Amendment No. 70 of Eaton Vance Series Trust II

(File Nos. 02-42722, 811-02258) filed October 27, 2008 (Accession No. 0000940394-08-0013).

(s)	Power of Attorney dated April 16, 2009 is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1.

ITEM 26.	MARKETING ARRANGEMENTS

See Form of Underwriting Agreement filed herewith.

ITEM 27.	OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

The approximate expenses in connection with the offering are as follows:

Registration and Filing Fees	$16,740.00
National Association of Securities Dealers, Inc. Fees	$30,500.00
New York Stock Exchange Fees	$20,000.00
Costs of Printing and Engraving	$265,000.00
Accounting Fees and Expenses	$12,000.00
Legal Fees and Expenses	$115,000.00

Total	$459,240.00

ITEM 28.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

None.

ITEM 29.	NUMBER OF HOLDERS OF SECURITIES

Set forth below is the number of record holders as of May 26, 2009, of each class of securities of the Registrant:

Title of Class	Number of Record Holders
Common Shares of Beneficial interest, par value $0.01 per share	1

ITEM 30.	INDEMNIFICATION

The Registrant’s By-Laws filed in the Registrant’s Initial Common Shares Registration Statement contain, and the Form of Underwriting Agreement filed herewith contain, provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to: (i) the information set forth under the caption Investment advisory and other services” in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 001-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) filed with the Commission, all of which are incorporated herein by reference.

ITEM 32.	LOCATION OF ACCOUNTS AND RECORDS

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116, and its transfer agent, American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, NY 10269-0560, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, Two International Place, Boston, MA 02110. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

ITEM 33.	MANAGEMENT SERVICES

Not applicable.

ITEM 34.	UNDERTAKINGS

1. The Registrant undertakes to suspend offering of Common Shares until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant undertakes that:

a. for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

b. for the purpose of determining any liability under the Securities Act, each post- effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

NOTICE

A copy of the Agreement and Declaration of Trust of Eaton Vance National Municipal Opportunities Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts, on the 27th day of May 2009.

EATON VANCE NATIONAL MUNICIPAL OPPORTUNITIES TRUST

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Cynthia J. Clemson Cynthia J. Clemson	President and Chief Executive Officer	May 27, 2009

/s/ Barbara E. Campbell Barbara E. Campbell	Treasurer (and Principal Financial and Accounting Officer)	May 27, 2009

/s/ Thomas E. Faust Jr. Thomas E. Faust Jr.	Trustee	May 27, 2009

/s/ Benjamin C. Esty* Benjamin C. Esty	Trustee	May 27, 2009

/s/ Allen R. Freedman* Allen R. Freedman	Trustee	May 27, 2009

/s/ William H. Park* William H. Park	Trustee	May 27, 2009

/s/ Ronald A. Pearlman* Ronald A. Pearlman	Trustee	May 27, 2009

/s/Helen Frame Peters* Helen Frame Peters	Trustee	May 27, 2009

/s/ Heidi L. Steiger* Heidi L. Steiger	Trustee	May 27, 2009

/s/ Lynn A. Stout* Lynn A. Stout	Trustee	May 27, 2009

/s/ Ralph F. Verni* Ralph F. Verni	Trustee	May 27, 2009

*By: /s/ Frederick S. Marius Frederick S. Marius (As Attorney-in-Fact)

INDEX TO EXHIBITS

(g)        Investment Advisory and Administrative Agreement dated April 16, 2009.

(l)(2)    Opinion and Consent of K&L Gates LLP as to Registrant’s Common Shares.